Additional Information: Condensed Financial Statements Of The Company - Additional Information (Detail)	Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Minimum percentage of net assets required for consolidated and unconsolidated subsidiaries	25.00%